Mortgage loans	9 Months Ended
Sep. 30, 2013
Mortgage Loans on Real Estate [Abstract]
Mortgage loans
Mortgage loans at fair value

Acquisitions

During the nine months ended September 30, 2013, we completed the acquisition of the following portfolios of non-performing residential mortgage loans:

•	On February 14, 2013, a portfolio of first lien residential mortgage loans, substantially all of which are non-performing, having aggregate market value of underlying properties of $94 million.

•	On March 21, 2013, a portfolio of first lien residential mortgage loans, substantially all of which are non-performing, having aggregate market value of underlying properties of $39 million.

•	On April 5, 2013, a portfolio of first lien residential mortgage loans, substantially all of which are non-performing, having aggregate market value of underlying properties of $122 million.

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On August 6, 2013 and September 19, 2013, a portfolio of first lien residential mortgage loans, substantially all of which are non-performing, having aggregate market value of underlying properties of $241 million.

•	On August 26, 2013, a portfolio of first lien residential mortgage loans, substantially all of which are non-performing, having aggregate market value of underlying properties of $67 million.

•	On September 30, 2013, a portfolio of first lien residential mortgage loans, substantially all of which are non-performing, having aggregate market value of underlying properties of $404 million.

Throughout this quarterly report, all unpaid principal balance and market value amounts for the portfolios we have acquired are provided as of “cut-off date” for each transaction unless otherwise indicated. The “cut-off date” for each acquisition is a date shortly before the closing used to identify the final loans being purchased and the related unpaid principal balance, market value of underlying properties and other characteristics of the loans.

During the three and nine months ended September 30, 2013, we expensed $0.9 million and $1.3 million, respectively, for due diligence costs related to these and other transactions.

Transfer of mortgage loans to real estate owned

During the three and nine months ended September 30, 2013, we transferred 43 and 74 mortgage loans, respectively, at fair value based on broker price opinion (BPO), of $6.2 million and $10.6 million, respectively, to real estate owned.

Dispositions

During the three and nine months ended September 30, 2013, we disposed of 55 and 93 mortgage loans, respectively, primarily through short sales and foreclosure sales. As a result, we recorded $1.9 million and $4.0 million, respectively, of net realized gains on mortgage loans.